Foreign Currency Adjustments: Schedule of Foreign Currency Adjustment, Peso/US Dollar (Details) - Pro Forma, Unaudited	11 Months Ended
Nov. 30, 2017
Average exchange rate for the year ended December 31, 2016 (statement of operations)	18.64
Average exchange rate for the nine months ended September 30, 2017 (statement of operations)	18.81
Period end exchange rate as of November 30, 2017	18.63